Investments (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Investments [Abstract]
Summary of debt and equity securities

The following tables summarize debt and equity securities at December 31, 2022 and 2021.

	Gross Unrealized
2022	Cost	Gains	Losses	Fair Value

	(dollars in thousands)
Equity	$323,907	$159,445	$(8,949)	$474,403
Debt	833,035	372	(46,369)	787,038
Other	10,445	20	(9)	10,456
Total	$1,167,387	$159,837	$(55,327)	$1,271,897

	Gross Unrealized
2021	Cost	Gains	Losses	Fair Value

	(dollars in thousands)
Equity	$304,305	$280,127	$(4,682)	$579,750
Debt	774,580	4,859	(7,001)	772,438
Other	19,102	—	(1)	19,101
Total	$1,097,987	$284,986	$(11,684)	$1,371,289

Schedule of contractual maturities of debt securities

The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2022 and 2021 are as follows:

	2022		2021
	Cost	Fair Value	Cost	Fair Value

	(dollars in thousands)
Due within one year	$367,199	$353,180	$223,933	$222,307
Due after one year through five years	293,523	275,073	371,060	368,574
Due after five years through ten years	66,255	62,576	62,679	62,639
Due after ten years	106,058	96,209	116,908	118,918
Total	$833,035	$787,038	$774,580	$772,438

Summary of realized gains and losses and proceeds from sales of securities

The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020

	(dollars in thousands)
Gross realized gains	$10,029	$33,501	$36,647
Gross realized losses	(31,979)	(19,985)	(16,868)
Proceeds from sales	301,128	913,600	756,513

Schedule of investments in associated companies

Investments in associated companies were as follows at December 31, 2022 and 2021:

	2022	2021

	(dollars in thousands)
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,081	$24,081
CT Parts, LLC	6,574	7,049
Georgia Transmission Corporation	38,287	35,696
Georgia System Operations Corporation	7,750	6,500
Other	2,245	2,500
Total	$78,937	$75,826